Vanguard Developed Markets Index Fund Average Annual Total Returns - Institutional Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE Developed All Cap ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	34.86%	9.14%	8.75%
Spliced Developed ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	34.86%	9.14%	8.66%
FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.95%	8.04%	8.56%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	35.16%	9.13%	8.73%
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	33.98%	8.29%	7.94%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	21.40%	7.03%	6.91%
Institutional Plus Shares
Prospectus [Line Items]
Average Annual Return, Percent	35.15%	9.15%	8.75%